Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Equity
Equity
Synthetic Share Repurchase
In January 2017, we completed a synthetic share repurchase that combined a direct capital repayment with a reverse stock split. The transaction was announced in August 2016 and involved an approach used by various large, multinational Dutch companies to provide returns to all shareholders in a faster and more efficient manner than traditional open-market purchases. $244.0 million was returned to shareholders through the transaction, which reduced the total number of issued common shares by approximately 3.7% to 230.8 million (of which 4.95 million in treasury) as of January 31, 2017.
Issuance of Warrants
In March 2014, in connection with the issuance of our Cash Convertible Notes, we issued warrants (as described in Note 15) for approximately 25.8 million shares of our common stock (subject to antidilution adjustments under certain circumstances) with an initial exercise price of $32.085 per share, subject to customary adjustments. The proceeds, net of issuance costs, from the sale of the Warrants of approximately $68.9 million are included as additional paid in capital in the accompanying consolidated balance sheets. The Warrants expire as follows: Warrants to purchase 15.2 million shares expire over a period of 50 trading days beginning on December 27, 2018 and Warrants to purchase 10.6 million shares expire over a period of 50 trading days beginning on December 29, 2020. Following the synthetic share repurchase discussed above, the adjusted exercise price is $32.056. The Warrants are exercisable only upon expiration. For each Warrant that is exercised, we will deliver to the holder a number of shares of our common stock equal to the amount by which the settlement price exceeds the exercise price, divided by the settlement price, plus cash in lieu of any fractional shares. The Warrants could separately have a dilutive effect on shares of our common stock to the extent that the market value per share of our common stock exceeds the applicable exercise price of the Warrants (as measured under the terms of the Warrants).
Share Repurchase Programs
We announced our first share buyback program in 2012 and in 2013, we announced a second share buyback program, to purchase another $100.0 million of our common shares (excluding transaction costs). We completed the share repurchase program in June 2014 having repurchased between September 2013 and June 2014 a total of approximately 4.4 million QIAGEN shares were repurchased for a total aggregate cost of $100.4 million (including performance fees), under this program.
In July 2014, we announced the launch of our third share repurchase program to purchase up to another $100 million of our common shares (excluding transaction costs). In 2014, 2.1 million QIAGEN shares were repurchased for $49.1 million (excluding transaction costs) and in 2015, 0.8 million QIAGEN shares were repurchased for $20.8 million.
In connection with the synthetic share repurchase program discussed above, we announced additional share repurchases to take place via the open market during the remainder of 2017, with a view to return to our shareholders an aggregate amount of $300 million in 2017, including the amounts already returned via the synthetic share repurchase. The cost of repurchased shares is included in treasury stock and reported as a reduction in total equity when a repurchase occurs. Repurchased shares will be held in treasury in order to satisfy various obligations, which include the warrants issued in connection with the issuance of our Cash Convertible Notes discussed above and employee share-based remuneration plans.
Accumulated Other Comprehensive Loss
The following table is a summary of the components of accumulated other comprehensive loss as of December 31, 2016 and 2015:

(in thousands)	2016	2015
Net unrealized (loss) gain on hedging contracts, net of tax	$(7,600)	$48
Net unrealized (loss) gain on marketable securities, net of tax	(156)	1,215
Net unrealized loss on pension, net of tax	(1,498)	(2,148)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $7.7 million and $7.4 million in 2016 and 2015, respectively	(15,901)	(15,497)
Foreign currency translation adjustments	(308,684)	(242,774)
Accumulated other comprehensive loss	$(333,839)	$(259,156)